Earnings per share - Earnings per share (Detail) - EUR (€) € / shares in Units, € in Millions			1 Months Ended			12 Months Ended
		May 07, 2024	May 31, 2024	May 31, 2023	May 31, 2022	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Earnings per share [abstract]
Income from continuing operations						€ (840)	€ (454)	€ (1,618)
Income from continuing operations attributable to shareholders						(843)	(456)	(1,622)
Income from continuing operations attributable to non-controlling interests						3	2	3
Income from discontinued operations						142	(10)	13
Income from discontinued operations attributable to shareholders						142	(10)	13
Net income						(698)	(463)	(1,605)
Net income attributable to shareholders of Koninklijke Philips N.V.						(702)	(466)	(1,608)
Net income attributable to non-controlling interests						€ 3	€ 2	€ 3
Weighted average number of common shares outstanding (after deduction of treasury shares) during the period (in shares)						933,370,814	948,300,672	951,811,382
Plus incremental shares from assumed conversions of:
Shares options (in shares)						232,965		25,506
Performance shares (in shares)						4,958,144	2,623,097	1,147,790
Restricted shares (in shares)						3,898,844	2,574,738	1,986,538
Forward contracts to repurchase shares (in shares)						1,835,048	15,511,844	17,611,920
Dilutive potential common shares (in shares)						10,925,002	20,709,680	20,771,753
Diluted weighted average number of shares (after deduction of treasury shares) during the period (in shares)						933,370,814	948,300,672	951,811,382
Basic earnings per common share attributable to shareholders (in EUR)
Income from continuing operation (in euros per share)	[1]					€ (0.90)	€ (0.48)	€ (1.70)
Income from discontinued operations (in euros per share)						0.15	(0.01)	0.01
Basic earnings per common share attributable to shareholders of Koninklijke Philips N.V. - Net income (in euro per share)	[1]					(0.75)	(0.49)	(1.69)
Diluted earnings per common share attributable to shareholders
Income from continuing operations (in euros per share)	[1]					(0.90)	(0.48)	(1.70)
Income from discontinued operations (in euros per share)						0.15	(0.01)	0.01
Diluted earnings per common share attributable to shareholders of Koninklijke Philips N.V. - Net income (in euro per share)	[1]					(0.75)	(0.49)	(1.69)
Dividends paid, ordinary shares per share (in euros per share)		€ 0.85	€ 0.85	€ 0.85	€ 0.85	€ 0.85	€ 0.85	€ 0.85

[1]	Per share calculations have been adjusted retrospectively for all periods presented to reflect the issuance of shares for the share dividend in respect of 2023.